Auditor's Remuneration - Disclosure of Detailed Information About Auditor's Remuneration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auditor’s remuneration
Payable to the auditors	£ 8.9	£ 11.0	£ 7.9
Audit services	8.2	7.4	6.8
Total audit and audit-related assurance services	8.8	8.3	7.6
Total non-audit related services	0.1	2.7	0.3
RELX PLC [member]
Auditor’s remuneration
Payable to the auditors	0.8	0.9	0.9
Audit services	0.1	0.1
Payable to the auditors of the Group's subsidiaries [member]
Auditor’s remuneration
Payable to the auditors	7.4	6.5	5.9
Audit-related assurance services [member]
Auditor’s remuneration
Audit services	0.6	0.9	0.8
Due diligence and other transaction-related services [member]
Auditor’s remuneration
Other services	£ 0.1	£ 2.7	£ 0.3